Equity - Additional Information (Detail) - PHP (₱) ₱ / shares in Units, ₱ in Thousands						1 Months Ended	12 Months Ended
		Nov. 05, 2013	Oct. 12, 2012	Jun. 05, 2012	Sep. 23, 2011	Nov. 30, 2010	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 06, 2024	Mar. 03, 2024	Jan. 20, 2022	Mar. 06, 2017	Mar. 03, 2017	Jan. 26, 2016	Jun. 08, 2015	Jun. 15, 2013	Jun. 14, 2013	Oct. 16, 2012	May 08, 2012
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued							1,093,000,000	1,093,000,000
Number of shares outstanding							1,093,000,000	1,093,000,000
Payments on redemption of preferred shares								₱ 13	₱ 354
Number of shares approved to buyback in share buyback program							5,000,000
Percentage of ownership interest approved to buyback in share buyback program							3.00%
Number of shares buyback pursuant to share buyback Program						2,720,000
Weighted average price per share pursuant to share buyback program						₱ 2,388
Total consideration pursuant to share buyback program						₱ 6,505,000
Distributions paid							₱ 20,659,000	20,850,000	23,418,000
Consolidated unappropriated retained earnings available for dividends							24,655,000
Perpetual notes facility agreement [Member] | Smart [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Perpetual notes issued													₱ 1,590,000	₱ 2,610,000
Perpetual notes redeemed										₱ 1,590,000	₱ 2,610,000
Perpetual notes facility agreement [Member] | Smart [Member] | Notes Facility Agreement March 2017 [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Transaction costs accounted as deduction							34,000
Distributions paid								59,000	236,000
Accrued expenses and other current liabilities [member]
Disclosure Of Classes Of Share Capital [Line Items]
Liability from redemption of preferred shares							₱ 0	₱ 0
Beneficial Trust Fund Holdings Inc. [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued																			150,000,000
Series JJ 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Redemption and Retirement of Shares							0	0
Cumulative dividends annual rate		10.00%
Number of shares authorized		50,000
Number of shares issued																870
Period required for redemption of shares after issuance							5 years
Series KK 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized															20,000
Period required for redemption of shares after issuance							5 years
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate							13.50%
Number of shares issued							300,000,000
Shares issued							₱ 360,000
Subscription payable							2,640,000	₱ 2,640,000
Initial capitalization amount							₱ 3,000,000
Voting Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate			6.50%
Number of shares authorized				150,000,000			150,000,000	150,000,000
Number of shares issued							150,000,000	150,000,000
Number of shares outstanding							150,000,000	150,000,000
Par value				₱ 1			₱ 1	₱ 1
Minimum capital stock percentage required to own by citizens of Philippines				60.00%
Minimum percentage of number of board of directors to be citizens of Philippines				60.00%
Minimum percentage of funds to accrue to the benefit of citizens of the Philippines, or Qualified Owners				60.00%
Initial capitalization amount							₱ 150,000	₱ 150,000	150,000
Voting Preferred Stock [Member] | Beneficial Trust Fund Holdings Inc. [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Par value																			₱ 1
Initial capitalization amount																			₱ 150,000
Voting Preferred Stock [Member] | NTT Group [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of economic and voting interest held by strategic partner							12.01%
Voting Preferred Stock [Member] | First Pacific Group and Philippine Affiliates [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of economic and voting interest held by strategic partner							15.09%
Voting Preferred Stock [Member] | JG Summit Group [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of economic and voting interest held by strategic partner							6.65%
Non-voting Serial Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized				807,500,000			388,000,000	388,000,000									388,000,000	807,500,000
Number of shares issued	[1]						300,000,000	300,000,000
Number of shares outstanding	[1]						300,000,000	300,000,000
Par value				₱ 10			₱ 10	₱ 10
Initial capitalization amount							₱ 360,000	₱ 360,000	360,000
Series A to FF 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cumulative dividends annual rate					10.00%
Series G G Ten Percent Cumulative Convertible Preferred Stock
Disclosure Of Classes Of Share Capital [Line Items]
Funds set aside for redemption of shares																				₱ 236
Amount of unclaimed dividends																				₱ 74
Series II 10% Percent Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Funds set aside for redemption of shares															₱ 4
Series A to FF Cumulative Convertible Preferred Stock [member] | Events After Reporting Period [member]
Disclosure Of Classes Of Share Capital [Line Items]
Liability from redemption of preferred shares												₱ 7,839,000
Series A to JJ 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Holding period for redemption trust fund					10 years
Common Stock [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares authorized							234,000,000	234,000,000
Number of shares issued							219,000,000	219,000,000
Number of shares outstanding							216,000,000	216,000,000
Par value							₱ 5	₱ 5
Initial capitalization amount							₱ 1,093,000	₱ 1,093,000	₱ 1,093,000

[1]	300 million shares of Series IV Cumulative Non-Convertible Redeemable Preferred Stock subscribed for Php3 billion, of which Php360 million has been paid and with subscription payable amounting to Php2,640 million as at December 31, 2025 and 2024.